Income Tax: (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Net operating loss carry forwards	$ 34,569,939	$ 31,362,816
Property, Plant and Equipment	4,742,961	3,226,994
Other deferred tax assets	1,623,503	1,652,114
Total deferred tax assets	40,936,403	36,241,924
Valuation allowance	(40,915,022)	(36,202,109)
Net deferred tax assets	21,381	39,815
Deferred income tax liabilities
Other deferred tax liability	(21,381)	(39,815)
Net deferred income tax liability	$ 0	$ 0